UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2007
                         -------------

Date of reporting period:  DECEMBER 31, 2006
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                         MCCARTHY MULTI-CAP STOCK FUND
                                    (MGAMX)

                      (McCARTHY MULTI-CAP STOCK FUND LOGO)

                               Semi-Annual Report
                            For the Six Months Ended
                               December 31, 2006

                         MCCARTHY MULTI-CAP STOCK FUND,
                       A SERIES OF ADVISORS SERIES TRUST
                                    (MGAMX)

                       SEMI-ANNUAL LETTER TO SHAREHOLDERS
                               DECEMBER 31, 2006

Dear Fellow Shareholder:

The McCarthy Multi-Cap Stock Fund's (the "Fund," ticker: MGAMX) performance for various periods ended December 31, 2006, and the performance for the Standard & Poor's 500 Index (the "Index" or the "S & P 500"), with dividends reinvested, are shown below:

                                              MCCARTHY
                                             MULTI-CAP       STANDARD & POOR'S          MGAMX
TIME PERIOD                                  STOCK FUND          500 INDEX           VERSUS INDEX
-----------                                  ----------      -----------------       ------------
Six months                                      8.25%              12.74%               -4.49%
One year                                        7.14%              15.79%               -8.65%
Three years annualized                          8.75%              10.44%               -1.69%
Five years annualized                           4.96%               6.19%               -1.23%
Annualized since 8/6/01 inception date          5.32%               4.96%               +0.36%
Cumulative since 8/6/01 inception date         32.33%              29.89%               +2.44%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY VISITING WWW.MGAMX.COM.

The Fund's semi-annual performance was a microcosm of the Fund's calendar-year 2006 performance. The stocks favored by our investment discipline achieved price gains, but did not keep pace with the Standard & Poor's 500 for the year. Whyo We believe the issue in 2006 was an investment style issue that occurs infrequently. The Fund's investment strategy seeks companies that generate high cash flow returns on invested capital (CFROC), a "growth" characteristic, at a discount to our estimate of value, a "value" characteristic. Companies considered for investment (1) will exhibit evidence that shareholder value will grow in the future, (2) will be priced to provide compelling future investment returns and (3) will have skilled management teams whose financial interests are, in our judgment, properly aligned with shareholders. These high CFROC businesses typically exhibit competitive advantages, have solid balance sheets and generate ample free cash flow that can be used to benefit shareholders. Our internal data shows that many of these high CFROC businesses have historically provided market-beating performance when held for a full stock market cycle. 3M Company (MMM) is a Fund holding and an example of a high-quality, high CFROC business that we believe presents compelling investment value. MMM provided a total return, price gain plus dividends, of 2.99% in 2006 and materially under-performed the 15.80% total return of the Index. MMM is an example of a stock that is consistent with the Fund's investment discipline but was not embraced by the stock market in 2006. We remain optimistic that the increasing values we observe in the businesses owned by the Fund will soon be matched by higher stock market prices.

TOP FIVE INDUSTRIES                            %
-------------------                           ---
Insurance                                     9.2%
Pharmaceuticals                               8.4%
Oil & Gas                                     8.1%
Software                                      7.6%
Commercial Services & Supplies                7.4%
                                             -----
Total in Top Five Industries                 40.7%

TEN LARGEST HOLDINGS                           %
--------------------                          ---
Wm. Wrigley Jr. Company                       4.5%
Berkshire Hathaway Inc Cl B                   4.2%
Microsoft Corp                                3.6%
Bed, Bath & Beyond, Inc.                      3.2%
Pfizer, Inc.                                  3.2%
Johnson & Johnson, Inc.                       3.1%
ConocoPhillips                                3.0%
Tyco International Ltd.                       2.7%
Wal-Mart Stores, Inc.                         2.7%
Devon Energy Corporation                      2.5%
                                             -----
Total of Ten Largest Holdings                32.7%

FIVE FUND HOLDINGS WITH THE LARGEST GAINS, IN DOLLARS, FOR THE PAST SIX MONTHS:
   o  Microsoft Corp. (MSFT)
   o  Berkshire Hathaway, Inc. Class B (BRK/B)
   o  Wm. Wrigley Jr. Company (WWY)
   o  Compass Minerals International (CMP)
   o  Packeteer, Inc. (PKTR)

FIVE FUND HOLDINGS WITH THE LARGEST LOSSES, IN DOLLARS, FOR THE PAST SIX MONTHS:
   o  Newfield Exploration Co. (NFX)
   o  3Com Corporation (COMS)
   o  Novell, Inc. (NOVL)
   o  Odyssey Healthcare, Inc. (ODSY)
   o  Corinthian Colleges, Inc. (COCO)

Thank you for being our partners in the McCarthy Multi-Cap Stock Fund! The officers, employees, and affiliates of your Fund's advisor have a substantial investment in the Fund. We believe our investment in the Fund properly aligns our interests with yours, now and in the future.

Sincerely,
MCCARTHY GROUP ADVISORS, LLC

Richard L. Jarvis
Portfolio Manager and Chief Investment Officer

PLEASE REFER TO THE FOLLOWING PAGE FOR IMPORTANT DISCLOSURE INFORMATION.

Opinions expressed are those of Richard L. Jarvis and are subject to change, are not guaranteed and should not be considered investment advice.

THE FUND INVESTS IN SMALL- AND MID-CAP COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes are not available for direct investment and do not incur expenses.

Fund sector allocations and portfolio holdings are subject to change and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus for the McCarthy Multi-Cap Stock Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Quasar Distributors, LLC.  (02/07)

                         ALLOCATION OF PORTFOLIO ASSETS
                        AT DECEMBER 31, 2006 (UNAUDITED)

                 Consumer Discretionary - 11%              11%
                 Consumer Staples - 11%                    11%
                 Energy - 8%                                8%
                 Financials - 19%                          19%
                 Health Care - 14%                         14%
                 Industrials - 13%                         13%
                 Information Technology - 18%              18%
                 Materials - 3%                             3%
                 Utilities - 1%                             1%
                 Options - 0%                               0%
                 Short-Term Investments - 2%                2%

                            SCHEDULE OF INVESTMENTS
                        AT DECEMBER 31, 2006 (UNAUDITED)

  SHARES     COMMON STOCKS - 97.43%                                   VALUE
  ------     ----------------------                                   -----
             AEROSPACE & DEFENSE - 0.86%
  21,835     Innovative Solutions & Support, Inc.*<F1>             $   371,850
                                                                   -----------
             BEVERAGES - 1.91%
  13,196     PepsiCo, Inc.                                             825,410
                                                                   -----------
             CAPITAL MARKETS - 1.42%
  18,120     Federated Investors, Inc. - Class B                       612,094
                                                                   -----------
             COMMERCIAL BANKS - 1.85%
  10,200     National City Corp.                                       372,912
  12,000     Wells Fargo & Co.                                         426,720
                                                                   -----------
                                                                       799,632
                                                                   -----------
             COMMERCIAL SERVICES & SUPPLIES - 7.36%
  18,635     Corinthian Colleges, Inc.*<F1>                            253,995
  15,755     FirstService Corp.*<F1>#<F2>                              363,940
  14,300     Gevity HR, Inc.                                           338,767
  16,018     Jackson Hewitt Tax Service, Inc.                          544,131
   9,534     Republic Services, Inc.+<F3>                              387,748
   5,000     Strayer Education, Inc.                                   530,250
  12,250     Waste Connections, Inc.*<F1>                              508,988
   6,930     Waste Management, Inc.                                    254,816
                                                                   -----------
                                                                     3,182,635
                                                                   -----------
             COMMUNICATIONS EQUIPMENT - 2.16%
  97,000     3Com Corp.*<F1>                                           398,670
  39,456     Packeteer, Inc.*<F1>                                      536,602
                                                                   -----------
                                                                       935,272
                                                                   -----------
             CONSTRUCTION MATERIALS - 0.38%
   3,770     Eagle Materials, Inc.                                     162,977
                                                                   -----------
             CONSUMER FINANCE - 5.36%
  15,200     American Express Co.                                      922,184
  22,141     MoneyGram International, Inc.                             694,342
  14,350     SLM Corp.                                                 699,849
                                                                   -----------
                                                                     2,316,375
                                                                   -----------
             FOOD & STAPLES RETAILING - 2.67%
  25,000     Wal-Mart Stores, Inc.                                   1,154,500
                                                                   -----------
             FOOD PRODUCTS - 6.21%
  16,465     Lancaster Colony Corp.                                    729,564
  37,810     Wm. Wrigley Jr. Co.                                     1,955,533
                                                                   -----------
                                                                     2,685,097
                                                                   -----------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.06%
  10,495     Conmed Corp.*<F1>                                         242,645
   4,810     Haemonetics Corp.*<F1>                                    216,546
                                                                   -----------
                                                                       459,191
                                                                   -----------
             HEALTH CARE PROVIDERS & SERVICES - 6.72%
   9,100     The Advisory Board Co.*<F1>                               487,214
  14,486     Caremark Rx, Inc.                                         827,296
  14,183     Laboratory Corporation of America Holdings*<F1>+<F3>    1,042,025
  18,478     Odyssey HealthCare, Inc.*<F1>                             245,018
  48,424     Stewart Enterprises, Inc. - Class A                       302,650
                                                                   -----------
                                                                     2,904,203
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE - 0.77%
   6,500     International Speedway Corp. - Class A                    331,760
                                                                   -----------
             INDUSTRIAL CONGLOMERATES - 5.05%
  13,200     3M Co.                                                  1,028,676
  38,000     Tyco International Ltd.#<F2>                            1,155,200
                                                                   -----------
                                                                     2,183,876
                                                                   -----------
             INSURANCE - 9.20%
  12,730     American International Group, Inc.                        912,232
     494     Berkshire Hathaway Inc. - Class B*<F1>                  1,811,004
   3,108     Hanover Insurance Group, Inc.                             151,670
   9,415     Horace Mann Educators Corp.                               190,183
  23,000     Old Republic International Corp.                          535,440
   6,878     Triad Guaranty, Inc.*<F1>                                 377,396
                                                                   -----------
                                                                     3,977,925
                                                                   -----------
             INTERNET & CATALOG RETAIL - 0.98%
  19,669     Liberty Media Holding Corp. -
               Interactive - Class A*<F1>                              424,260
                                                                   -----------
             IT SERVICES - 5.64%
  21,199     Convergys Corp.*<F1>                                      504,112
  30,748     First Data Corp.                                          784,689
  13,300     Hewitt Associates, Inc. - Class A*<F1>                    342,475
  35,928     Western Union Co.                                         805,506
                                                                   -----------
                                                                     2,436,782
                                                                   -----------
             MACHINERY - 1.92%
  12,230     Kaydon Corp.                                              486,020
   7,400     The Toro Co.                                              345,062
                                                                   -----------
                                                                       831,082
                                                                   -----------
             MEDIA - 2.18%
   6,720     John Wiley & Sons, Inc. - Class A                         258,518
   6,964     Liberty Media Holding Corp. - Capital - Class A*<F1>      682,333
                                                                   -----------
                                                                       940,851
                                                                   -----------
             METALS & MINING - 2.31%
  31,650     Compass Minerals International, Inc.                      998,874
                                                                   -----------
             MULTI-UTILITIES & UNREGULATED POWER - 0.95%
   8,740     Energen Corp.                                             410,256
                                                                   -----------
             OIL & GAS - 8.11%
  12,000     Anadarko Petroleum Corp.                                  522,240
   8,300     Apache Corp.                                              552,033
  18,300     ConocoPhillips                                          1,316,685
  16,206     Devon Energy Corp.                                      1,087,099
     594     Newfield Exploration Co.*<F1>                              27,294
                                                                   -----------
                                                                     3,505,351
                                                                   -----------
             PHARMACEUTICALS - 8.37%
  20,346     Johnson & Johnson                                       1,343,243
  52,700     Pfizer, Inc.                                            1,364,930
  16,580     Schering-Plough Corp.                                     391,951
  30,040     Valeant Pharmaceuticals International                     517,890
                                                                   -----------
                                                                     3,618,014
                                                                   -----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.41%
  20,100     Realogy Corp.*<F1>                                        609,432
                                                                   -----------
             SOFTWARE - 7.65%
  12,830     Fair Isaac Corp.                                          521,540
  12,730     Intuit, Inc.*<F1>                                         388,392
  39,121     Jack Henry & Associates, Inc.                             837,189
  52,200     Microsoft Corp.                                         1,558,692
                                                                   -----------
                                                                     3,305,813
                                                                   -----------
             SPECIALTY RETAIL - 3.20%
  36,284     Bed Bath & Beyond, Inc.*<F1>                            1,382,420
                                                                   -----------
             THRIFTS & MORTGAGE FINANCE - 1.73%
  16,439     Washington Mutual, Inc.                                   747,810
                                                                   -----------
             TOTAL COMMON STOCKS
               (Cost $34,217,822)                                   42,113,742
                                                                   -----------
CONTRACTS    PURCHASED PUT OPTIONS - 0.04%
---------    -----------------------------
     210     S&P 500 Index
               Expiring January, 2007, Exercise Price: $1,325.00
               (Cost $154,140)                                          18,900
                                                                   -----------
  SHARES     SHORT-TERM INVESTMENTS - 2.02%
  ------     ------------------------------
 874,960     Federated Cash Trust Treasury Money Market Fund
               (Cost $874,960)                                         874,960
                                                                   -----------
             TOTAL INVESTMENTS IN SECURITIES
               (Cost $35,246,922) - 99.49%                          43,007,602
             Call Options Written - (0.33%)                           (141,010)
             Assets in Excess of Other Liabilities - 0.84%             361,343
                                                                   -----------
             NET ASSETS - 100.00%                                  $43,227,935
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
#<F2>  U.S. traded security of a foreign issuer.
+<F3>  Security is subject to a written call option.

   The accompanying notes are an integral part of these financial statements.

                        SCHEDULE OF CALL OPTIONS WRITTEN
                        AT DECEMBER 31, 2006 (UNAUDITED)

CONTRACTS                                                               VALUE
---------                                                               -----
      96     Laboratory Corporation of America Holdings
               Expiring January, 2007, Exercise Price: $60.00         $130,560
      95     Republic Services, Inc.
               Expiring January, 2007, Exercise Price: $40.00           10,450
                                                                      --------
             TOTAL CALL OPTIONS WRITTEN
               (Premiums received $97,644)                            $141,010
                                                                      --------
                                                                      --------

The accompanying notes are an integral part of these financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                        AT DECEMBER 31, 2006 (UNAUDITED)

ASSETS
   Investments, at value (cost $35,246,922)                        $43,007,602
   Receivables:
       Securities sold                                                 673,706
       Fund shares issued                                               13,846
       Dividends and interest                                           26,198
   Prepaid expenses                                                      6,024
                                                                   -----------
           Total Assets                                             43,727,376
                                                                   -----------
LIABILITIES
   Payables:
       Fund shares redeemed                                            300,000
       Call options written, at value (proceeds $97,644)               141,010
       Advisory fees                                                    26,980
       Professional fees                                                 8,589
       Printing and mailing fees                                         6,168
       Fund accounting fees                                              5,496
       Administration fees                                               4,420
       Transfer agent fees and expenses                                  2,970
       Custodian fees                                                    1,803
       Chief Compliance Officer fee                                      1,205
   Accrued expenses                                                        800
                                                                   -----------
           Total Liabilities                                           499,441
                                                                   -----------
NET ASSETS                                                         $43,227,935
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     [$43,227,935 / 3,620,691 shares outstanding; unlimited number
     of shares (par value $0.01) authorized]                            $11.94
                                                                        ------
                                                                        ------
COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $34,779,280
   Undistributed net investment income                                   3,971
   Accumulated net realized gain on investments
     and option contracts written                                      727,370
   Net unrealized appreciation of:
       Investments                                                   7,673,948
       Option contracts written                                         43,366
                                                                   -----------
           Net Assets                                              $43,227,935
                                                                   -----------
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividend                                                         $  284,465
   Interest                                                             23,087
                                                                    ----------
           Total income                                                307,552
                                                                    ----------
EXPENSES
   Advisory fees (Note 3)                                              139,841
   Administration fees (Note 3)                                         24,943
   Fund accounting fees (Note 3)                                        15,543
   Professional fees                                                    14,566
   Transfer agent fees and expenses (Note 3)                            12,856
   Custody fees (Note 3)                                                 6,938
   Registration fees                                                     4,256
   Chief Compliance Officer fee (Note 3)                                 3,705
   Trustee fees                                                          3,603
   Insurance                                                             3,191
   Shareholder reporting                                                 2,730
   Miscellaneous fees                                                    1,768
                                                                    ----------
           Total expenses                                              233,940
           Add:  advisory fee recoupment (Note 3)                        5,084
                                                                    ----------
           Net expenses                                                239,024
                                                                    ----------
NET INVESTMENT INCOME                                                   68,528
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND OPTION CONTRACTS WRITTEN
   Net realized gain on investments                                    812,915
                                                                    ----------
   Net change in unrealized appreciation on:
       Investments                                                   2,400,674
       Option contracts written                                         43,366
                                                                    ----------
           Net unrealized appreciation                               2,444,040
                                                                    ----------
   Net realized and unrealized gain on
     investments and option contracts written                        3,256,955
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,325,483
                                                                    ----------
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
                                                       DECEMBER 31, 2006       YEAR ENDED
                                                          (UNAUDITED)        JUNE 30, 2006
                                                       -----------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income/(loss)                            $    68,528         $   (20,394)
   Net realized gain on investments
     and option contracts written                              812,915           1,810,008
   Net change in unrealized appreciation
     on investments and option contracts written             2,444,040             320,804
                                                           -----------         -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                           3,325,483           2,110,418
                                                           -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  (64,557)                 --
   From net realized gain on investments
     and option contracts written                           (1,892,420)         (1,974,770)
                                                           -----------         -----------
       TOTAL DECREASE IN NET ASSETS
         RESULTING FROM DISTRIBUTIONS                       (1,956,977)         (1,974,770)
                                                           -----------         -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F4>                2,223,246           4,454,719
                                                           -----------         -----------
       TOTAL INCREASE IN NET ASSETS                          3,591,752           4,590,367
                                                           -----------         -----------
NET ASSETS
   Beginning of period                                     $39,636,183          35,045,816
                                                           -----------         -----------
   End of period                                           $43,227,935         $39,636,183
                                                           -----------         -----------
                                                           -----------         -----------
   Includes undistributed net investment income of:        $     3,971         $        --
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F4>  A summary of shares transactions is as follows:

                                          SIX MONTHS ENDED
                                             12/31/2006                   YEAR ENDED
                                             (UNAUDITED)                JUNE 30, 2006
                                      ------------------------     ------------------------
                                      SHARES   PAID-IN CAPITAL     SHARES   PAID-IN CAPITAL
                                      ------   ---------------     ------   ---------------
Shares sold                           221,314     $2,634,287      1,036,976    $12,090,448
Shares issued in
  reinvestment of distributions       160,567      1,925,198        165,517      1,936,553
Shares redeemed                      (195,428)    (2,336,239)      (826,348)    (9,572,282)
                                     --------     ----------      ---------    -----------
Net increase                          186,453     $2,223,246        376,145    $ 4,454,719
                                     --------     ----------      ---------    -----------
                                     --------     ----------      ---------    -----------

The accompanying notes are an integral part of these financial statements.

                              FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

                                        SIX MONTHS
                                          ENDED           YEAR           YEAR           YEAR           YEAR          PERIOD
                                       DECEMBER 31,      ENDED          ENDED          ENDED          ENDED          ENDED
                                           2006         JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                       (UNAUDITED)        2006           2005           2004           2003        2002*<F5>
                                       -----------      --------       --------       --------       --------       --------
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $11.54         $11.46         $10.54         $ 8.77         $ 8.13         $10.00
                                          ------         ------         ------         ------         ------         ------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income / (loss)              0.02          (0.01)         (0.03)         (0.06)         (0.03)          0.02
Net realized and unrealized
  gain on investments and
  option contracts written                  0.95           0.73           0.95           1.83           0.67          (1.85)
                                          ------         ------         ------         ------         ------         ------
   Total from investment operations         0.97           0.72           0.92           1.77           0.64          (1.83)
                                          ------         ------         ------         ------         ------         ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                 (0.02)            --             --             --             --          (0.03)
From net realized
  gain on investments                      (0.55)         (0.64)            --             --             --          (0.01)
                                          ------         ------         ------         ------         ------         ------
   Total distributions                     (0.57)         (0.64)            --             --             --          (0.04)
                                          ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD            $11.94         $11.54         $11.46         $10.54         $ 8.77         $ 8.13
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------
TOTAL RETURN                               8.25%1<F6>     6.18%          8.73%         20.18%          7.87%       (18.40)%1<F6>
SUPPLEMENTAL DATA AND RATIOS:
Net assets,
  end of period (in millions)              $43.2          $39.6          $35.0          $31.2          $26.1          $26.3
Ratio of net expenses
  to average net assets:
   Before expense
     reimbursement / recoupment            1.13%2<F7>     1.43%          1.47%          1.51%          1.58%          1.85%2<F7>
   After expense
     reimbursement / recoupment            1.15%2<F7>     1.22%3         1.25%          1.25%          1.25%          1.25%2<F7>
Ratio of net investment income / (loss)
  to average net assets:
   Before expense
     reimbursement / recoupment            0.35%2<F7>    (0.26%)        (0.53%)        (0.84%)        (0.70%)       (0.41)%2<F7>
   After expense
     reimbursement / recoupment            0.33%2<F7>    (0.05%)3<F8>   (0.31%)        (0.58%)        (0.37%)         0.19%2<F7>
Portfolio turnover rate                      19%1<F6>       75%            61%            51%            58%            46%1<F6>

*<F5>  Commenced operations on August 6, 2001.
1<F6>  Not annualized.
2<F7>  Annualized.
3<F8> Effective April 6, 2006, the Advisor contractually agreed to lower the net annual operating expense limit to 1.15%.

   The accompanying notes are an integral part of these financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2006 (UNAUDITED)

NOTE 1 - ORGANIZATION

   The McCarthy Multi-Cap Stock Fund (the "Fund") is a series of Advisor Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund commenced operations on August 6, 2001. The investment objective of the Fund is to seek long-term growth of capital. The Fund pursues this objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which quotations are not readily available, or if the closing price does not represent fair market value, are valued at their respective fair values as determined in good faith by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. Short-term investments are valued at amortized cost which approximates market value. Investments in other mutual funds are valued at their net asset value.

       U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value.

   B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

   D. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading.

   E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   F. Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

       When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

       The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

   G. REITs. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

   H. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

   I. New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

       In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   McCarthy Group Advisors, L.L.C. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at an annual rate of 0.75% of the first $20 million of the Fund's average daily net assets, and 0.60% of the Fund's average daily net assets over $20 million. For the six months ended December 31, 2006, the Fund incurred $139,841 in advisory fees.

   The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's total operating expenses, for a one year period so that its ratio of expenses to average net assets will not exceed 1.15%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor in subsequent fiscal years, provided the aggregate amount of the Fund's current operation for such fiscal year does not exceed the applicable limitation of the Fund's expenses. Under the expense limitation agreement, the Advisor may recoup reimbursements only for fee reductions and expense payments made in the previous three fiscal years. For the six months ended December 31, 2006, the Advisor recouped expenses of $5,084. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $224,693 at December 31, 2006. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. Cumulative expenses subject to recapture expire as follows:

             YEAR                    AMOUNT
             ----                    ------
             2007                   $ 70,953
             2008                     74,413
             2009                     79,327
                                    --------
                                    $224,693
                                    --------
                                    --------

   U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant for the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund. For the six months ended December 31, 2006, the Fund incurred the following expenses for administration, fund accounting, and custody:

          Administration              $24,943
          Fund accounting              15,543
          Custody                       6,938

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

   Certain officers of the Trust are also employees of the Administrator.

   For the six months ended December 31, 2006, the Fund was allocated $3,705 of the Chief Compliance Officer fee.

NOTE 4 - OPTION CONTRACTS WRITTEN

   The number of option contracts written and the premiums received by the Fund during the six months ended December 31, 2006, were as follows:

                                                    NUMBER         PREMIUMS
                                                 OF CONTRACTS      RECEIVED
                                                 ------------      --------
   Options outstanding, beginning of period           --            $    --
   Options written                                   191             97,644
                                                     ---            -------
   Options outstanding, end of period                191            $97,644
                                                     ---            -------
                                                     ---            -------

NOTE 5 - PURCHASES AND SALES OF SECURITIES

   For the six months ended December 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $7,508,143 and $7,560,469, respectively.

NOTE 6 - LINE OF CREDIT

   The Fund has a line of credit in the amount of $11,750,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund's custodian, U.S. Bank, N.A. During the six months ended December 31, 2006, the Fund did not draw upon the line of credit.

NOTE 7 - INCOME TAXES

   Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from Real Estate Investment Trusts.

   The tax character of distributions paid during the six months ended December 31, 2006 and the year ended June 30, 2006, the Fund's most recently completed fiscal year end, were as follows:

                                      2007             2006
                                      ----             ----
   Ordinary income                 $  141,747       $       --
   Long-term capital gains         $1,815,230       $1,974,770

   Ordinary income distributions may include dividends paid from short-term capital gains.

   As of June 30, 2006, the Fund's most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Cost of investments (a)<F9>                             $38,817,625
                                                           -----------
                                                           -----------
   Gross tax unrealized appreciation                       $ 5,560,754
   Gross tax unrealized depreciation                          (291,831)
                                                           -----------
   Net tax unrealized appreciation                         $ 5,268,923
                                                           -----------
                                                           -----------
   Undistributed ordinary income                           $        --
   Undistributed long-term capital gain                      1,811,226
                                                           -----------
   Total distributable earnings                            $ 1,811,226
                                                           -----------
                                                           -----------
   Other accumulated gains/losses                          $        --
                                                           -----------
   Total accumulated earnings/(losses)                     $ 7,080,149
                                                           -----------
                                                           -----------

   (a)<F9> Represents cost for federal income tax purposes and differs from the cost for financial purposes due to wash sales.

                                EXPENSE EXAMPLE
                        AT DECEMBER 31, 2006 (UNAUDITED)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/06 - 12/31/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, the Fund's transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING          ENDING          EXPENSES PAID
                          ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*<F10>
                              7/1/06          12/31/06       7/1/06 - 12/31/06
                          -------------    -------------    -------------------
Actual                      $1,000.00        $1,082.50             $6.04
Hypothetical (5% return     $1,000.00        $1,019.41             $5.85
  before expenses)

*<F10> Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

                             NOTICE TO SHAREHOLDERS
                        AT DECEMBER 31, 2006 (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 811-0228 or on the SEC's website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling (866) 811-0228. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.
------------------

QUARTERLY FILINGS ON FORM N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be
                                  ------------------
reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information included in the Fund's Form N-Q is also available by calling
(866) 811-0228.

                       BOARD REVIEW OF ADVISORY AGREEMENT

At a meeting held on December 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreement for an additional one-year term. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Fund. This information, together with the information provided to the Independent Trustees since the Fund's inception, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of the day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the Advisor's commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the relationship between the Advisor and the Board, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year the Board had met with the Advisor to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to its peer group, as classified by Lipper, Inc., and the S&P 500 Index and the Lipper Multi-Cap Core Index (the "Benchmark Indices"). In reviewing performance, the Board took into account the Fund's limited period of operations (commencement of operations in 2001) and the long-term value oriented nature of the Advisor's investment approach.

     The Board noted that the Fund's year-to-date performance as of October 31, 2006 was below the median of its peer group and trailed its Benchmark Indices. While the Fund's performance record was below the median of its peer group and the Lipper Multi-Cap Core Index, the performance had outperformed the S&P 500 Index for the five-year period ended October 31, 2006. The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor's reports. The Board concluded that the Advisor's performance overall was satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed and compared the Fund's fees and expenses to those funds in its peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.

     The Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.15% (which was reduced from 1.25% during the fiscal year). The Board further noted that the Fund had consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its agreement to cap expenses. The Trustees considered the fact that the Advisor had made great efforts to reduce the Fund's expense ratio, including a recent reduction in the Advisor's management fee from 0.95% of the Fund's average daily net assets to 0.75% on the first $20 million of the Fund's average daily net assets and 0.60% on average daily net assets over $20 million. The Trustees noted that the Fund's total expense ratio was below its peer group median and that the expense structure was in line with the fees charged by the Advisor to its other investment management clients. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the fee paid to the Advisor was fair and reasonable.

4. ECONOMIES OF SCALE. The Board also considered whether the Fund was experiencing economies of scale and concluded that there were limited economies of scale at current asset levels and that the Advisor's fee reduction effectively shared these economies. The Board considered that the Fund would realize economies of scale as Fund assets continued to grow even though certain Fund expenses would increase with asset growth and assets had to grow beyond the point where subsidization from the Advisor was no longer necessary and/or had been recaptured. The Board also noted that the Fund had instituted advisory fee breakpoints, which would help the Fund achieve economies of scale.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct and indirect benefits to the Advisor from advising the Fund. The Board considered that the Advisor benefits from positive reputational value in advising the Fund. The Board noted that the Advisor had subsidized and was continuing to subsidize a portion of the Fund's operating expenses. The Board also considered the Advisor's estimate of the asset level at which the Fund would reach a break even level by covering allocated overhead costs. After its review, the Board determined that there was currently some profitability to the Advisor from the Advisory Agreement but it did not consider profits to be excessive. More importantly, the Board considered the financial soundness of the Advisor from the perspective of evaluating the Advisor's ability to continue to subsidize the Fund until it reached a point where it could cover allocated overhead costs. The Board concluded that the Advisor had adequate resources to adequately support the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fee, was fair and reasonable to the Fund, and that the Fund's shareholders were receiving reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

                                    ADVISOR
                          McCarthy Group Advisors, LLC
                       1125 South 103rd Street, Suite 250
                          Omaha, Nebraska  68124-6019

                                  DISTRIBUTOR
                            Quasar Distributor, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                    1555 North RiverCenter Drive, Suite 302
                           Milwaukee, Wisconsin 53212

                                 TRANSFER AGENT
                           Gemini Fund Services, LLC
                        4020 South 147th Street, Suite 2
                             Omaha, Nebraska  68137

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   -------------------------------------------

     By (Signature and Title)*<F11> /s/ Eric M. Banhazl
                                    --------------------------
                                    Eric M. Banhazl, President

     Date     3/8/07
            --------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F11> /s/ Eric M. Banhazl
                                    --------------------------
                                    Eric M. Banhazl, President

     Date   3/8/07
          ----------------------------------------------------

     By (Signature and Title)*<F11> /s/ Douglas G. Hess
                                    --------------------------
                                    Douglas G. Hess, Treasurer

     Date   3/8/07
          ----------------------------------------------------

*<F11> Print the name and title of each signing officer under his or her signature.